Balance Sheet Details (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation and amortization expense		$ 45,000	$ 48,000	$ 90,000	$ 95,000	$ 200,000	$ 200,000
Intangible asset estimated useful life	85 months
Intangible asset amortization expense		$ 17,000	$ 17,000	$ 35,000	$ 35,000	$ 70,000	$ 47,000